Risk Management - Price Risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Price Risk
Confidence level for calculation of value at risk	99.00%	99.00%
Observation period for calculation of value at risk	1 year	1 year
Adverse impact period for calculation of earnings at risk	12 months	12 months
Confidence level for calculation of earnings at risk	97.70%	97.70%
Fluctuation rate for liquid FX rates	8.00%	8.00%
Fluctuation rate for illiquid FX rates	30.00%	30.00%
Portion of tier 1 and tier 2 capital from risk weighted assets	10.00%	10.00%
Regulatory market risk measurement for trading portfolio as percentage of tier 1 and tier 2 capital limit	100.00%	100.00%
Risk limit for short-term and long-term portfolio (as a percent)	25.00%	25.00%
Total Assets		$ 37,507,941	$ 35,170,799
Total Liabilities		32,315,688	29,602,665
Up to 1 month
Price Risk
Total Assets		4,615,607	6,513,502
Total Liabilities		15,194,511	15,076,530
Between 1 and 3 months
Price Risk
Total Assets		2,684,606	2,829,211
Total Liabilities		2,662,936	3,143,236
Between 3 and 12 months
Price Risk
Total Assets		6,579,800	6,962,831
Total Liabilities		5,071,785	3,710,248
Due after 1 years but within 3 years
Price Risk
Total Assets		8,749,175	6,209,428
Total Liabilities		2,173,298	1,715,760
Due after 3 years but within 5 years
Price Risk
Total Assets		4,210,281	3,356,147
Total Liabilities		2,122,715	1,425,571
Due after 5 years
Price Risk
Total Assets		10,668,472	9,299,680
Total Liabilities		5,090,443	4,531,320
Current accounts and other demand deposits
Price Risk
Total Liabilities		9,622,073	8,959,941
Current accounts and other demand deposits | Up to 1 month
Price Risk
Total Liabilities		9,622,073	8,959,941
Instrument sold under repurchase agreements and security lending
Price Risk
Total Liabilities		6,963	10,267
Instrument sold under repurchase agreements and security lending | Up to 1 month
Price Risk
Total Liabilities		6,963	10,267
Savings accounts and time deposits
Price Risk
Total Liabilities		10,851,767	10,189,893
Savings accounts and time deposits | Up to 1 month
Price Risk
Total Liabilities		5,273,096	5,294,456
Savings accounts and time deposits | Between 1 and 3 months
Price Risk
Total Liabilities		1,981,221	2,317,792
Savings accounts and time deposits | Between 3 and 12 months
Price Risk
Total Liabilities		3,152,103	2,555,579
Savings accounts and time deposits | Due after 1 years but within 3 years
Price Risk
Total Liabilities		373,398	21,536
Savings accounts and time deposits | Due after 3 years but within 5 years
Price Risk
Total Liabilities		619	311
Savings accounts and time deposits | Due after 5 years
Price Risk
Total Liabilities		71,330	219
Derivative instruments under hedge-accounting treatment
Price Risk
Total Liabilities		1,513,050	1,419,543
Derivative instruments under hedge-accounting treatment | Up to 1 month
Price Risk
Total Liabilities		115	352
Derivative instruments under hedge-accounting treatment | Between 1 and 3 months
Price Risk
Total Liabilities		144,525	3,968
Derivative instruments under hedge-accounting treatment | Between 3 and 12 months
Price Risk
Total Liabilities		243,151	286,519
Derivative instruments under hedge-accounting treatment | Due after 1 years but within 3 years
Price Risk
Total Liabilities		187,522	452,960
Derivative instruments under hedge-accounting treatment | Due after 3 years but within 5 years
Price Risk
Total Liabilities		222,201	75,237
Derivative instruments under hedge-accounting treatment | Due after 5 years
Price Risk
Total Liabilities		715,536	600,507
Inter-banking loans
Price Risk
Total Liabilities		1,496,612	1,189,797
Inter-banking loans | Up to 1 month
Price Risk
Total Liabilities		97,661	506,703
Inter-banking loans | Between 1 and 3 months
Price Risk
Total Liabilities		268,795	553,663
Inter-banking loans | Between 3 and 12 months
Price Risk
Total Liabilities		946,950	129,431
Inter-banking loans | Due after 1 years but within 3 years
Price Risk
Total Liabilities		183,206
Long-term debt
Price Risk
Total Liabilities		8,707,933	7,649,781
Long-term debt | Up to 1 month
Price Risk
Total Liabilities		101,707	158,085
Long-term debt | Between 1 and 3 months
Price Risk
Total Liabilities		267,665	266,895
Long-term debt | Between 3 and 12 months
Price Risk
Total Liabilities		724,724	727,798
Long-term debt | Due after 1 years but within 3 years
Price Risk
Total Liabilities		1,410,766	1,217,226
Long-term debt | Due after 3 years but within 5 years
Price Risk
Total Liabilities		1,899,529	1,349,337
Long-term debt | Due after 5 years
Price Risk
Total Liabilities		4,303,542	3,930,440
Other liabilities
Price Risk
Total Liabilities		117,290	183,443
Other liabilities | Up to 1 month
Price Risk
Total Liabilities		92,896	146,726
Other liabilities | Between 1 and 3 months
Price Risk
Total Liabilities		730	918
Other liabilities | Between 3 and 12 months
Price Risk
Total Liabilities		4,857	10,921
Other liabilities | Due after 1 years but within 3 years
Price Risk
Total Liabilities		18,406	24,038
Other liabilities | Due after 3 years but within 5 years
Price Risk
Total Liabilities		366	686
Other liabilities | Due after 5 years
Price Risk
Total Liabilities		35	154
Maximum
Price Risk
Value-at-Risk used value	$ 1,401
Earnings-at-Risk used value		33,197
Minimum
Price Risk
Value-at-Risk used value	379
Earnings-at-Risk used value		24,941
Average
Price Risk
Value-at-Risk used value	$ 783
Earnings-at-Risk used value		26,738
Cash and due from banks
Price Risk
Total Assets		844,173	1,028,014
Cash and due from banks | Up to 1 month
Price Risk
Total Assets		844,173	1,028,014
Transactions in the course of collection
Price Risk
Total Assets		151,701	223,360
Transactions in the course of collection | Up to 1 month
Price Risk
Total Assets		151,701	223,360
Securities borrowed or purchased under agreements to resell
Price Risk
Total Assets		3,161	19,992
Securities borrowed or purchased under agreements to resell | Up to 1 month
Price Risk
Total Assets		3,161	19,992
Derivative instruments under hedge-accounting treatment
Price Risk
Total Assets		1,516,670	1,329,112
Derivative instruments under hedge-accounting treatment | Up to 1 month
Price Risk
Total Assets		20	30,328
Derivative instruments under hedge-accounting treatment | Between 1 and 3 months
Price Risk
Total Assets		140,631	146,775
Derivative instruments under hedge-accounting treatment | Between 3 and 12 months
Price Risk
Total Assets		253,266	225,883
Derivative instruments under hedge-accounting treatment | Due after 1 years but within 3 years
Price Risk
Total Assets		176,330	335,756
Derivative instruments under hedge-accounting treatment | Due after 3 years but within 5 years
Price Risk
Total Assets		229,092	51,087
Derivative instruments under hedge-accounting treatment | Due after 5 years
Price Risk
Total Assets		717,331	539,283
Inter-banking loans
Price Risk
Total Assets		1,499,974	764,847
Inter-banking loans | Up to 1 month
Price Risk
Total Assets		1,262,749	533,101
Inter-banking loans | Between 1 and 3 months
Price Risk
Total Assets		79,199	49,573
Inter-banking loans | Between 3 and 12 months
Price Risk
Total Assets		133,689	150,253
Inter-banking loans | Due after 1 years but within 3 years
Price Risk
Total Assets		24,337	31,920
Loans to customers
Price Risk
Total Assets		32,447,692	30,200,566
Loans to customers | Up to 1 month
Price Risk
Total Assets		2,305,334	4,669,573
Loans to customers | Between 1 and 3 months
Price Risk
Total Assets		2,311,297	2,595,012
Loans to customers | Between 3 and 12 months
Price Risk
Total Assets		5,784,455	5,636,496
Loans to customers | Due after 1 years but within 3 years
Price Risk
Total Assets		8,402,372	5,619,230
Loans to customers | Due after 3 years but within 5 years
Price Risk
Total Assets		3,923,096	3,089,002
Loans to customers | Due after 5 years
Price Risk
Total Assets		9,721,138	8,591,253
Financial assets available-for-sale
Price Risk
Total Assets			1,604,908
Financial assets available-for-sale | Up to 1 month
Price Risk
Total Assets			9,134
Financial assets available-for-sale | Between 1 and 3 months
Price Risk
Total Assets			37,851
Financial assets available-for-sale | Between 3 and 12 months
Price Risk
Total Assets			950,199
Financial assets available-for-sale | Due after 1 years but within 3 years
Price Risk
Total Assets			222,522
Financial assets available-for-sale | Due after 3 years but within 5 years
Price Risk
Total Assets			216,058
Financial assets available-for-sale | Due after 5 years
Price Risk
Total Assets			$ 169,144
FVOCI
Price Risk
Total Assets		1,044,570
FVOCI | Up to 1 month
Price Risk
Total Assets		48,469
FVOCI | Between 1 and 3 months
Price Risk
Total Assets		153,479
FVOCI | Between 3 and 12 months
Price Risk
Total Assets		408,390
FVOCI | Due after 1 years but within 3 years
Price Risk
Total Assets		146,136
FVOCI | Due after 3 years but within 5 years
Price Risk
Total Assets		58,093
FVOCI | Due after 5 years
Price Risk
Total Assets		$ 230,003